Shareholders' Equity - Summary Of Ordinary Shares Reserved For Future Issuance (Details)	Dec. 31, 2020 shares
Shareholders Equity [Line Items]
Ordinary shares reserved for future issuance	131,396,241
2019 Share Incentive Plan, As Amended
Shareholders Equity [Line Items]
Ordinary shares reserved for future issuance	55,898,342
2020 ADs Plan
Shareholders Equity [Line Items]
Ordinary shares reserved for future issuance	20,504,280
Employee Share Purchase Plan
Shareholders Equity [Line Items]
Ordinary shares reserved for future issuance	8,339,773
Ordinary Share Warrants Issued to MVIL - Related Party
Shareholders Equity [Line Items]
Ordinary shares reserved for future issuance	46,153,846
Ordinary Share Warrant - Term Loan Issuance
Shareholders Equity [Line Items]
Ordinary shares reserved for future issuance	500,000